Intellectual Property and Collaborative Agreements (Detail Textuals 1) € in Thousands, shares in Thousands, $ in Thousands	1 Months Ended							3 Months Ended		12 Months Ended
	Feb. 29, 2016 shares	Nov. 30, 2015 USD ($)	Jan. 31, 2015 shares	Dec. 31, 2011 USD ($)	Jul. 31, 2010 USD ($) shares	Mar. 31, 2010 USD ($)	Jun. 30, 2008 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares	Dec. 31, 2015 EUR (€)
Intellectual Property And Collaborative Agreements [Line Items]
Stock issued during period, value, purchase of assets										$ 207	$ 1,673
Research and development expense								$ 192	$ 254	801	686
Valeant Pharmaceuticals
Intellectual Property And Collaborative Agreements [Line Items]
Annual payment for per assigned patents										50
Threshold limit of earned out payments										5,000
Valeant Pharmaceuticals | First Conformationally Restricted Nucleotide Product
Intellectual Property And Collaborative Agreements [Line Items]
Development milestone payments						$ 5,000
Valeant Pharmaceuticals | Second Conformationally Restricted Nucleotide Product
Intellectual Property And Collaborative Agreements [Line Items]
Development milestone payments						$ 2,000
Novosom
Intellectual Property And Collaborative Agreements [Line Items]
Stock issued during period, shares, purchase of assets | shares					140
Stock issued during period, value, purchase of assets					$ 3,800
Contractual agreements assets acquired payment percentage					30.00%
Assets acquired additional consideration maximum					$ 3,300
Research and development expense				$ 100
Common stock reserved for future issuance as additional consideration | shares													510
Cash payable												$ 150
Additional common stock reserved for future issuance as consideration | shares												450
License fee payable		$ 60								140	80
Amount pledged to issue common stock		$ 60									$ 80
Amount settled in cash										$ 10
Number of common stock issued for settlement | shares			120							130
Novosom | Subsequent event
Intellectual Property And Collaborative Agreements [Line Items]
Number of common stock issued for settlement | shares	210
University of Helsinki
Intellectual Property And Collaborative Agreements [Line Items]
Development milestone payments | €							€ 275
Royalty advance | €														€ 250